Income Taxes - Provision/(Benefit) for Income Taxes Attributable to Income/(Loss) from Continuing Operations Before Income Taxes and Equity in Net Income/(Loss) of Affiliates (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Dutch	$ (20)	$ 3	$ 11
Non-Dutch	95	127	109
Total current income tax provision(benefit)	75	130	120
Deferred:
Dutch	25	(13)	(1)
Non-Dutch	22	(111)	(173)
Total deferred income tax provision (benefit)	47	(124)	(174)
Total (benefit)/provision for income taxes	$ 122	$ 6	$ (54)